SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 96.18%
Argentina — 0.97%
2,300	MercadoLibre, Inc.*	$3,582,917

Belgium — 3.72%
191,825	Anheuser-Busch InBev NV	13,828,437

Denmark — 2.18%
57,647	Orsted A/S(a)	8,091,411

Finland — 2.40%
145,000	Neste Oyj	8,894,596

Germany — 4.19%
228,493	Deutsche Post AG	15,561,452

Hong Kong — 3.30%
987,694	AIA Group Ltd.	12,252,916

Ireland — 0.61%
16,276	Kerry Group Plc, Class A	2,275,557

Japan — 3.10%
85,398	MISUMI Group, Inc.	2,890,018
74,994	Nidec Corp.	8,623,578
		11,513,596
Netherlands — 1.44%
2,174	Adyen NV*,(a)	5,331,368

South Africa — 1.54%
27,109	Naspers Ltd., N Shares	5,715,851

Spain — 3.91%
410,707	Industria de Diseno Textil SA	14,500,757

Switzerland — 5.13%
50,588	Roche Holding AG	19,063,487

Taiwan — 2.63%
81,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,769,008

United Kingdom — 6.20%
77,220	Croda International Plc	7,875,990

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
154,318	InterContinental Hotels Group Plc*	$10,285,387
237,909	St. James’s Place Plc	4,864,455
		23,025,832
United States — 54.86%
7,878	Alphabet, Inc., Class A*	19,236,421
3,630	Amazon.com, Inc.*	12,487,781
124,200	Blackstone Group, Inc. (The)	12,064,788
43,400	Danaher Corp.	11,646,824
60,400	Ecolab, Inc.	12,440,588
33,112	Estee Lauder Cos, Inc. (The), Class A	10,532,265
66,600	First Republic Bank	12,465,522
167,450	Fortive Corp.	11,677,963
37,000	Incyte Corp.*	3,112,810
52,500	JPMorgan Chase & Co.	8,165,850
13,000	MarketAxess Holdings, Inc.	6,026,670
75,600	Microsoft Corp.	20,480,040
11,900	NVIDIA Corp.	9,521,190
21,300	SVB Financial Group*	11,851,959
146,000	TJX Cos, Inc. (The)	9,843,320
66,600	T-Mobile US, Inc.*	9,645,678
9,600	Twilio, Inc., Class A*	3,783,936
35,700	UnitedHealth Group, Inc.	14,295,708
18,300	Workday, Inc., Class A*	4,368,942
		203,648,255
Total Common Stocks		357,055,440
(Cost $308,248,320)
Investment Company — 3.92%
14,571,197	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	14,571,197
Total Investment Company		14,571,197
(Cost $14,571,197)
Total Investments		$371,626,637
(Cost $322,819,517) — 100.10%
Liabilities in excess of other assets — (0.10)%		(380,430)
NET ASSETS — 100.00%		$371,246,207

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

June 30, 2021 (Unaudited)
Abbreviations used are defined below:
ADR - American Depositary Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	18.23%
Consumer Discretionary	15.20%
Information Technology	14.34%
Health Care	12.96%
Industrials	10.44%
Communication Services	7.78%
Consumer Staples	7.18%
Materials	5.47%
Energy	2.40%
Utilities	2.18%
Other*	3.82%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.